Derivative financial assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Derivative financial Liabilities, fair value	¥ 9,568	¥ 190,971
Derivative financial assets, fair value	56,363
Derivative financial assets, notional amount	1,390,341
Derivative financial liabilities, notional amount	208,938	3,282,823
Foreign exchange swaps
Disclosure of detailed information about financial instruments
Derivative financial Liabilities, fair value	9,568	152,005
Derivative financial assets, fair value	19,279
Derivative financial assets, notional amount	648,404
Derivative financial liabilities, notional amount	208,938	2,186,865
Currency forwards
Disclosure of detailed information about financial instruments
Derivative financial Liabilities, fair value		38,966
Derivative financial assets, fair value	37,084
Derivative financial assets, notional amount	¥ 741,937
Derivative financial liabilities, notional amount		¥ 1,095,958